Rule 497(e)
                                      Registration Nos. 333-125751 and 811-21774




CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                August 30, 2019

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

      Re:               First Trust Exchange-Traded Fund
                      (File Nos. 333-125751 and 811-21774)
                 ---------------------------------------------
Ladies and Gentlemen:

      On behalf of the Registrant, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the copy of a supplement, in the form of a sticker, to the prospectus for the Registrant filed pursuant to Rule 497(e) on August 26, 2019. The Registration Statement relates to the First Trust US Equity Opportunities ETF, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                        Very truly yours,

                                        CHAPMAN AND CUTLER LLP


                                        By: /s/ Morrison C. Warren
                                        ---------------------------------
                                            Morrison C. Warren